Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	$ 0	$ 0